Offerings	Jul. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A preferred shares
Amount Registered | shares	24,959
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	All securities being registered are issued by GOWell Energy Technology, a Cayman Islands exempted company (“PubCo”), in connection with the proposed business combination (the “Business Combination”) among PubCo, Inflection Point Acquisition Corp. V, a Cayman Islands exempted company (“SPAC”), GOWell Technology Limited, a Cayman Islands exempted company (“GOWell”), and IPCV Merger Sub Limited, a Cayman Islands exempted company and wholly-owned subsidiary of SPAC (“Merger Sub”), as described in PubCo’s Registration Statement on Form F-4 (the “Registration Statement”).

Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Based on the maximum number of series A preferred shares, par value $0.0001 per share, of PubCo (“PubCo Preferred Share”) to be issued in connection with the Business Combination to the New Sponsor upon exchange of each series A redeemable preference share, par value $0.0001 per share, of GOWell (“Company Preferred Share”) issued pursuant to the Signing PIPE Subscription Agreement (as defined in the Registration Statement). At the closing of the Business Combination, each such Company Preferred Share will be converted into a number of PubCo Preferred Shares equal to (i) the sum of (x) the aggregate Stated Value (as such term is defined in the Company’s amended and restated memorandum and articles of association in effect immediately prior to the Second Merger (the “Company Articles”)), and (y) any unpaid arrears of dividends or other amounts payable (including PIK dividends) in respect of such Company Preferred Share (the aggregate sum of (x) and (y), the “Accrued Value”), divided by (ii) the redemption price per share of SPAC’s public shares calculated as of two business days prior to the closing of the Business Combination (the “Redemption Price”). For purposes of this Registration Statement, assumes $25,882,353 of Accrued Value which represents the Stated Value of $23,529,412 plus an assumed 12 months of PIK dividends, and assumes Redemption Price of $10.50.

Proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee, based on the aggregate book value of GOWell’s securities to be exchanged in the Business Combination ($0.08 per share), in accordance with Rule 457(f)(2) and 457(i) of the Securities Act. Consistent with Rule 457(i), the registration fee with respect to the PubCo Preferred Shares has been allocated to the PubCo Ordinary Shares issuable upon conversion of the PubCo Preferred Shares and included in the registration fee paid in respect of such PubCo Ordinary Shares.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying Series A preferred shares
Amount Registered | shares	2,213,269
Proposed Maximum Offering Price per Unit	0.08
Maximum Aggregate Offering Price	$ 177,061.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 24.45
Offering Note	All securities being registered are issued by GOWell Energy Technology, a Cayman Islands exempted company, in connection with the proposed Business Combination among PubCo, Inflection Point Acquisition Corp. V, a Cayman Islands exempted company, GOWell Technology Limited, a Cayman Islands exempted company, and IPCV Merger Sub Limited, a Cayman Islands exempted company and wholly-owned subsidiary of SPAC, as described in PubCo’s Registration Statement on Form F-4.

Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Based on the number of ordinary shares par value $0.0001 per share, of PubCo (“PubCo Ordinary Shares”) issuable upon conversion of the PubCo Preferred Shares. The number of PubCo Ordinary Shares to be issued upon conversion of the PubCo Preferred Shares will be equal to the quotient of the Accrued Value divided by the initial conversion price of $12.00 per PubCo Preferred Share (the “Conversion Price”), subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like. For purposes of this Registration Statement, the calculation assumes an Accrued Value of $25,882,353, representing a Stated Value of $23,529,412 plus an assumed 12 months of PIK dividends, and a Conversion Price of $6.00 per PubCo Preferred Share.

Proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee, based on the aggregate book value of GOWell’s securities to be exchanged in the Business Combination ($0.08 per share), in accordance with Rule 457(f)(2) and 457(i) of the Securities Act. Consistent with Rule 457(i), the registration fee with respect to the PubCo Preferred Shares has been allocated to the PubCo Ordinary Shares issuable upon conversion of the PubCo Preferred Shares and included in the registration fee paid in respect of such PubCo Ordinary Shares.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering: Ordinary Shares
Amount Registered | shares	2,156,863
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	All securities being registered are issued by GOWell Energy Technology, a Cayman Islands exempted company, in connection with the proposed Business Combination among PubCo, Inflection Point Acquisition Corp. V, a Cayman Islands exempted company, GOWell Technology Limited, a Cayman Islands exempted company, and IPCV Merger Sub Limited, a Cayman Islands exempted company and wholly-owned subsidiary of SPAC, as described in PubCo’s Registration Statement on Form F-4.

Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Pursuant to Rule 457(f)(5), no additional filing fee is required to be paid for the registration of PubCo Ordinary Shares to be sold by the Selling Shareholders pursuant to the resale prospectus that are also being registered under this registration statement and proxy statement/prospectus.

Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares
Amount Registered | shares	13,687,500
Proposed Maximum Offering Price per Unit	10.37
Maximum Aggregate Offering Price	$ 141,939,375.00
Amount of Registration Fee	$ 19,601.83
Offering Note	All securities being registered are issued by GOWell Energy Technology, a Cayman Islands exempted company, in connection with the proposed Business Combination among PubCo, Inflection Point Acquisition Corp. V, a Cayman Islands exempted company, GOWell Technology Limited, a Cayman Islands exempted company, and IPCV Merger Sub Limited, a Cayman Islands exempted company and wholly-owned subsidiary of SPAC, as described in PubCo’s Registration Statement on Form F-4.

Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Based on the maximum number of ordinary shares par value $0.0001 per share, of PubCo Ordinary Shares estimated to be issued in connection with the Business Combination to the shareholders of SPAC. Such maximum number of shares of PubCo Ordinary Shares is based on the sum of up to (i) 10,919,375 PubCo Ordinary Shares issuable upon the conversion of 10,919,375 Class A ordinary shares, par value $0.0001, of SPAC ( “SPAC Class A Shares”) in connection with the Business Combination, (ii) 990,000 PubCo Ordinary Shares issuable to Inflection Point Fund I LP (“New Sponsor”) following the automatic conversion of each Class B Ordinary Share, par value $0.0001 per share, of the SPAC into one SPAC Class A Share and the conversion of each resulting SPAC Class A Share into one PubCo Ordinary Share in connection with the Business Combination and (iii) 1,778,125 PubCo Ordinary Shares issuable to holders of a right of SPAC (“SPAC Right”) following the separation of the units of SPAC into SPAC Class A Shares and SPAC Rights and the automatic exchange of SPAC Rights for one-fifth of one SPAC Class A Share in connection with the Business Combination.

Proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the SPAC Class A Shares on the Nasdaq Stock Market LLC on March 19, 2026 ($10.37 per share), in accordance with Rule 457(f)(1) of the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Series A preferred shares
Amount Registered | shares	2,440,027
Amount of Registration Fee	$ 0.00
Offering Note	All securities being registered are issued by GOWell Energy Technology, a Cayman Islands exempted company, in connection with the proposed Business Combination among PubCo, Inflection Point Acquisition Corp. V, a Cayman Islands exempted company, GOWell Technology Limited, a Cayman Islands exempted company, and IPCV Merger Sub Limited, a Cayman Islands exempted company and wholly-owned subsidiary of SPAC, as described in PubCo’s Registration Statement on Form F-4.

Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents the number of PubCo Preferred Share to be issued in connection with the Business Combination to the New Sponsor upon exchange of each Company Preferred Share issued pursuant to the Signing PIPE Subscription Agreement (as defined in the Registration Statement). At the closing of the Business Combination, each such Company Preferred Share will be converted into a number of PubCo Preferred Shares equal to (i) the sum of (x) the aggregate Stated Value (as such term is defined in the Company Articles), and (y) any unpaid arrears of dividends or other amounts payable (including PIK dividends) in respect of such Company Preferred Share, divided by (ii) the Redemption Price.

Proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee, based on the aggregate book value of GOWell’s securities to be exchanged in the Business Combination ($0.08 per share), in accordance with Rule 457(f)(2) and 457(i) of the Securities Act. Consistent with Rule 457(i), the registration fee with respect to the PubCo Preferred Shares has been allocated to the PubCo Ordinary Shares issuable upon conversion of the PubCo Preferred Shares and included in the registration fee paid in respect of such PubCo Ordinary Shares.

Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying Series A preferred shares
Amount Registered | shares	2,100,457
Proposed Maximum Offering Price per Unit	0.08
Maximum Aggregate Offering Price	$ 168,036.56
Amount of Registration Fee	$ 23.21
Offering Note	All securities being registered are issued by GOWell Energy Technology, a Cayman Islands exempted company, in connection with the proposed Business Combination among PubCo, Inflection Point Acquisition Corp. V, a Cayman Islands exempted company, GOWell Technology Limited, a Cayman Islands exempted company, and IPCV Merger Sub Limited, a Cayman Islands exempted company and wholly-owned subsidiary of SPAC, as described in PubCo’s Registration Statement on Form F-4.

Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents the number of PubCo Ordinary Shares issuable upon conversion of the PubCo Preferred Shares described in note (4). The number of PubCo Ordinary Shares to be issued upon conversion of the PubCo Preferred Shares will be equal to the quotient of the Accrued Value divided by the initial Conversion Price of $12.00 per PubCo Preferred Share, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like.

Proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee, based on the aggregate book value of GOWell’s securities to be exchanged in the Business Combination ($0.08 per share), in accordance with Rule 457(f)(2) and 457(i) of the Securities Act. Consistent with Rule 457(i), the registration fee with respect to the PubCo Preferred Shares has been allocated to the PubCo Ordinary Shares issuable upon conversion of the PubCo Preferred Shares and included in the registration fee paid in respect of such PubCo Ordinary Shares.

Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	980,392
Amount of Registration Fee	$ 0.00
Offering Note	All securities being registered are issued by GOWell Energy Technology, a Cayman Islands exempted company, in connection with the proposed Business Combination among PubCo, Inflection Point Acquisition Corp. V, a Cayman Islands exempted company, GOWell Technology Limited, a Cayman Islands exempted company, and IPCV Merger Sub Limited, a Cayman Islands exempted company and wholly-owned subsidiary of SPAC, as described in PubCo’s Registration Statement on Form F-4.

Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Based on the maximum number of warrants to purchase PubCo Ordinary Shares (“PubCo Warrants”) to be issued in connection with the Business Combination to the New Sponsor upon exchange of each warrant to purchase an ordinary share of GOWell (the “Company Warrants”) issued pursuant to the Signing PIPE Subscription Agreement (as defined in the Registration Statement). At the closing of the Business Combination, each such Company Warrant will be converted into a PubCo Warrant exercisable for a number of PubCo Ordinary Shares equal to the product of (A) the quotient of (x) the aggregate Stated Value attributable to the New Sponsor’s Company Preferred Shares immediately prior to the Business Combination, divided by (y) the Conversion Price (as such term is defined in the Company Articles) applicable to such Company Preferred Share, multiplied by (z) 0.5. For purposes of this Registration Statement, assumes a Stated Value of $23,529,412 and a $12.00 Conversion Price. Each PubCo Warrant is exercisable for one PubCo Ordinary Share at an initial exercise price of $12.00 per share.

Proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee, based on the sum of (i) the aggregate book value of GOWell’s securities to be exchanged in the Business Combination ($0.08 per share) and (ii) the exercise price of $12.00 per PubCo Warrant, in accordance with Rules 457(f)(2) and 457(i) of the Securities Act. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the PubCo Warrants has been allocated to PubCo Ordinary Shares issuable upon exercise of the PubCo Warrants and included in the registration fee paid in respect of such PubCo Ordinary Shares.

Offering: 8
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying Warrants
Amount Registered | shares	980,392
Proposed Maximum Offering Price per Unit	12.08
Maximum Aggregate Offering Price	$ 11,843,135.36
Amount of Registration Fee	$ 1,635.54
Offering Note	All securities being registered are issued by GOWell Energy Technology, a Cayman Islands exempted company, in connection with the proposed Business Combination among PubCo, Inflection Point Acquisition Corp. V, a Cayman Islands exempted company, GOWell Technology Limited, a Cayman Islands exempted company, and IPCV Merger Sub Limited, a Cayman Islands exempted company and wholly-owned subsidiary of SPAC, as described in PubCo’s Registration Statement on Form F-4.

Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Based on the maximum number of PubCo Warrants to be issued in connection with the Business Combination to the New Sponsor upon exchange of each Company Warrant issued pursuant to the Signing PIPE Subscription Agreement (as defined in the Registration Statement). At the closing of the Business Combination, each such Company Warrant will be converted into a PubCo Warrant exercisable for a number of PubCo Ordinary Shares equal to the product of (A) the quotient of (x) the aggregate Stated Value attributable to the New Sponsor’s Company Preferred Shares immediately prior to the Business Combination, divided by (y) the Conversion Price (as such term is defined in the Company Articles) applicable to such Company Preferred Share, multiplied by (z) 0.5. For purposes of this Registration Statement, assumes a Stated Value of $23,529,412 and a $12.00 Conversion Price. Each PubCo Warrant is exercisable for one PubCo Ordinary Share at an initial exercise price of $12.00 per share.

Proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee, based on the sum of (i) the aggregate book value of GOWell’s securities to be exchanged in the Business Combination ($0.08 per share) and (ii) the exercise price of $12.00 per PubCo Warrant, in accordance with Rules 457(f)(2) and 457(i) of the Securities Act. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the PubCo Warrants has been allocated to PubCo Ordinary Shares issuable upon exercise of the PubCo Warrants and included in the registration fee paid in respect of such PubCo Ordinary Shares.

Offering: 9
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering: Ordinary Shares
Amount Registered | shares	10,730,849
Amount of Registration Fee	$ 0.00
Offering Note	All securities being registered are issued by GOWell Energy Technology, a Cayman Islands exempted company, in connection with the proposed Business Combination among PubCo, Inflection Point Acquisition Corp. V, a Cayman Islands exempted company, GOWell Technology Limited, a Cayman Islands exempted company, and IPCV Merger Sub Limited, a Cayman Islands exempted company and wholly-owned subsidiary of SPAC, as described in PubCo’s Registration Statement on Form F-4.

Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Pursuant to Rule 457(f)(5), no additional filing fee is required to be paid for the registration of PubCo Ordinary Shares to be sold by the Selling Shareholders pursuant to the resale prospectus that are also being registered under this registration statement and proxy statement/prospectus.